ANNUAL REPORT

                                          Year Ended October 31, 2001

NEW CENTURY PORTFOLIOS
CONTENTS


PRESIDENT'S LETTER                                                       1

PERFORMANCE CHARTS                                                       2

NEW CENTURY CAPITAL PORTFOLIO

      Portfolio of Investments                                           4
      Statement of Assets and Liabilities                                6
      Statement of Operations                                            7
      Statement of Changes in Net Assets                                 8
      Financial Highlights                                               9

NEW CENTURY BALANCED PORTFOLIO

      Portfolio of Investments                                          10
      Statement of Assets and Liabilities                               12
      Statement of Operations                                           13
      Statement of Changes in Net Assets                                14
      Financial Highlights                                              15

NEW CENTURY AGGRESSIVE PORTFOLIO

      Portfolio of Investments                                          16
      Statement of Assets and Liabilities                               17
      Statement of Operations                                           18
      Statement of Changes in Net Assets                                19
      Financial Highlights                                              20

NEW CENTURY INTERNATIONAL PORTFOLIO

      Portfolio of Investments                                          21
      Statement of Assets and Liabilities                               22
      Statement of Operations                                           23
      Statement of Changes in Net Assets                                24
      Financial Highlights                                              25

NEW CENTURY PORTFOLIOS

      Notes to Financial Statements                                     26
      Report of Independent Certified Public Accountants                29











                            PRESIDENT'S LETTER




Dear Fellow Shareholders:

I am pleased to present our Twelfth Annual Report.

The 12-month period ended October 31, 2001 was an extremely difficult period for the financial markets. The real rate of growth in the United States came to a standstill - plummeting to virtually 0% by the end of August 2001. (As recently as June 2000 the real rate of growth was 6%.) Consumer confidence, however, remained strong and the prospects for an economic recovery, beginning as early as the end of the fourth quarter, appeared possible.

The horrific terrorist attacks on September 11 cut deeply into America. Economically, consumer confidence was shattered, whole industries were shut down, and the financial markets were closed. The nascent economic recovery was derailed. But just as it has done so often in the past, the American spirit prevails. America - and its economy is recovering.

The economy will benefit from recent monetary and fiscal policies. The Federal Reserve Board has slashed short-term interest rates. Inflation remains dormant, energy costs have declined, and the Congress has enacted tax cuts and relief measures designed to stimulate the economy. Nonetheless, we do not anticipate a significant economic recovery until the second quarter of 2002.

Throughout the recent economic turmoil, the basic tools for crafting a prudent investment portfolio have remained constant diversification, risk assessment, long-term focus, and patience. Each of the New Century Portfolios provides these tools for its shareholders.

Through the end of October 2001, the equity markets, and in particular the growth sector, declined. During the period, the NASDAQ lost more than 49%; the large-cap growth index lost more than 31%, the S&P 500 Index lost more than 24%, and the large-cap value index lost more than 18%. The Russell 2000 Index, which reflects the performance of stocks of smaller-capitalized domestic companies, lost almost 13%. The international equity markets, as measured by the EAFE Index, lost approximately 25%. Fixed income investments fared much better. The Lehman Aggregate Bond Index gained almost 15%.

During this period, the New Century Capital Portfolio declined 27.76%, the New Century Balanced Portfolio declined 11.28%, the New Century Aggressive Portfolio declined 26.30%, and the New Century International Portfolio declined 25.90%.

While each of the New Century Portfolios continues to diversify its portfolio among multiple market sectors, each Portfolio assumed a more-defensive stance over the year. The Capital and the Balanced Portfolios reduced positions in the growth sector and increased positions in the value sector. The Balanced Portfolio decreased its overall allocation to equities and increased its overall allocation to fixed income. The Aggressive Portfolio took relatively defensive positions in the energy, healthcare and the financial sectors. The International Portfolio was concentrated in Europe, Canada and Australia.

In response to recent market valuations, the Portfolios have started to assume a less-defensive position. The Capital and the Balanced Portfolios have increased their positions in the growth sector. The Balanced Portfolio is approaching its normal 60% allocation to the equity sector, is shortening the duration of its fixed income investments, and is also increasing its position in the high-yield sector. The Aggressive Portfolio added to its positions in the small and the mid-cap sectors and the technology sector. The International Portfolio decreased its European position, added a position in Emerging Markets and added to its positions in the Pacific Rim, and Mexico.

The Portfolios will maintain their diversification and risk management strategies. However, we will continue to monitor economic and market conditions and position the Portfolios to maximize risk-adjusted return. Although we cannot predict future market conditions, we are confident that the disciplined investment approach of the New Century Portfolios will provide a risk-adjusted performance consistent with each fund's objectives.

We thank you for selecting us to be part of your long-term investment strategy.

Sincerely,


Wayne M. Grzecki
President

                             PERFORMANCE CHARTS



COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE NEW CENTURY CAPITAL PORTFOLIO AND THE S&P 500 INDEX


               Average Annual  Total Return For The Period Ended
                                    10/31/01


         ( Graphic representing the comparison has been omitted. )





                      10/31/91  10/31/92  10/31/93  10/31/94  10/31/95  10/31/96  10/31/97  10/31/98  10/31/99  10/31/00  10/31/01

S&P 500 Index         $10,000   $10,997   $12,637   $13,124   $16,591   $20,586   $27,194   $33,173   $41,686   $44,224   $33,213

New Century Capital   $10,000   $10,175   $12,303   $12,881   $15,405   $17,702   $22,521   $24,316   $31,353   $36,031   $26,025





                                1 Year            5 Years          10 Years
                                ------            -------          --------

New Century Capital             -27.76%           8.02%              10.04%


                  Past performance does not predict future performance.






COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE NEW CENTURY BALANCED PORTFOLIO AND A BLENDED EQUITY/BOND INDEX

                  Average   Annual  Total  Return  For  The
                           Period Ended 10/31/01



           ( Graphic representing the comparison has been omitted. )




                      10/31/91  10/31/92  10/31/93  10/31/94  10/31/95  10/31/96  10/31/97  10/31/98  10/31/99  10/31/00  10/31/01

Blended Equity/Bond   $10,000   $10,998   $12,419   $12,611   $15,241   $17,797   $21,758   $25,421   $29,436   $31,437   $28,089
( 60% S&P 500, 40%
  LB Interm Gov/Corp )

New Century Balanced  $10,000   $10,511   $12,477   $12,634   $14,520   $16,445   $19,675   $21,047   $24,258   $26,747   $23,749







                                1 Year            5 Years          10 Years
                                ------            -------          --------

New Century Balanced            -11.28%            7.61%             9.05%


                   Past performance does not predict future performance.

                              PERFORMANCE CHARTS


COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE NEW CENTURY AGGRESSIVE PORTFOLIO AND THE S&P 500 INDEX


                 Average Annual  Total Return For The Period Ended
                                  10/31/01



          ( Graphic representing the comparison has been omitted. )




                             10/31/00   10/31/01

S&P 500 Index                $10,000    $7,510

New Century Aggressive       $10,000    $7,370




                                     1 Year

 New Century Aggressive             -26.30%


              Past performance does not predict future performance.





COMPARISON OF THE CHANGE IN VALUE OF A $10,000 INVESTMENT IN THE NEW CENTURY INTERNATIONAL PORTFOLIO AND THE MORGAN STANLEY EAFE INDEX


                Average  Annual Total Return For The Period Ended
                                     10/31/01




          ( Graphic representing the comparison has been omitted. )




                                 10/31/00   10/31/01

Morgan Stanley EAFE Index        $10,000    $7,532

New Century International        $10,000    $7,410





                                              1 Year

New Century International                    -25.90%



               Past performance does not predict future performance.

NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO OF INVESTMENTS

October 31, 2001


Issuer                                            Shares             Value


INVESTMENT COMPANIES - 98.1%

Growth Funds - 40.5%
Goldman Sachs Growth Opportunities A              161,232       $    2,671,617
iShares DJ U.S. Healthcare                         34,900            2,124,712
iShares Russell 1000 Growth                       131,035            6,129,817
iShares S&P 100                                    47,800            2,617,528
iShares S&P 500/Barra Growth                      111,150            6,061,010
Janus Growth and Income                            49,930            1,397,551
Marsico Growth & Income                           205,222            2,655,573
MFS Capital Opportunities                         122,566            1,468,350
S&P 400 Mid-Cap Depository Receipts                73,880            6,106,182
Scudder-Dreman High Return Equity                 294,963           10,303,088
Weitz Value                                        94,901            2,935,302
                                                                 --------------
                                                                    44,470,730
Growth and Income Funds - 29.6%
iShares S&P 500 Large-Cap                          55,850            5,912,281
iShares S&P Mid-Cap 400/Barra Value                22,500            1,810,350
SEI S&P 500 Index E                               128,998            4,223,398
SSgA Growth & Income                              102,514            1,854,487
T. Rowe Price Capital Appreciation                174,245            2,584,056
Vanguard 500 Index                                152,108           14,885,298
Whitehall Growth and Income                        91,619            1,203,885
                                                                 --------------
                                                                    32,473,755
Small Company Funds - 12.9%
AIM Small Cap Growth                              117,963            2,652,997
iShares Russell 2000 Growth                        39,200            1,969,016
iShares S&P Small-Cap 600/Barra Growth             22,800            1,567,500
iShares S&P Small-Cap 600/Barra Value              39,800            2,961,915
Legg Mason U.S. Small-Cap Value                   168,409            1,540,943
Royce Micro-Cap                                   111,545            1,196,882
State Street Research Aurora                       81,899            2,325,114
                                                                 --------------
                                                                    14,214,367

Aggressive Funds - 8.1%
Oppenheimer Capital Appreciation                  120,519            4,594,186
Smith Barney Aggressive Growth                     32,317            2,766,707
White Oak Growth Stock                             45,944            1,586,932
                                                                 --------------
                                                                     8,947,825

NEW CENTURY CAPITAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 2001



Issuer                                           Shares              Value

Foreign Stock Funds - 7.0%
Artisan International                            136,857       $    2,373,099
Franklin Mutual Discovery Z                      235,464            4,245,426
Liberty Acorn International                       63,115            1,082,430
                                                                 --------------
                                                                    7,700,955
Total investment companies
(Cost $112,472,643)                                98.1%          107,807,632

Cash and other assets
in excess of liabilities                            1.9             2,065,718
                                                 -------         --------------

       Net assets                                 100.0%       $  109,873,350
                                                  =====         ==============


Cost for  federal  income  tax at  October  31,  2001
was  $112,472,643  and net
unrealized appreciation consisted of:

       Gross unrealized appreciation                           $    3,157,004
       Gross unrealized depreciation                               (7,822,015)
                                                                --------------
       Net unrealized depreciation                             $   (4,665,011)
                                                                ==============















See notes to financial statements

NEW CENTURY CAPITAL PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2001


ASSETS
 Investments, at value (Cost $112,472,643)
 (Note 1A)                                                    $  107,807,632
  Cash                                                             2,182,545
   Receivable for
      Dividends and interest                                          22,158
    Prepaid expenses                                                   7,913
                                                              --------------
          Total assets                                           110,020,248


LIABILITIES
    Accrued expenses                                                 146,898

NET ASSETS
    (applicable to 9,176,337 outstanding
    shares; unlimited number
    of shares of beneficial interest
    authorized, $.01 par value.)                              $  109,873,350
                                                               ==============


Net asset value, offering price and
redemption price per share
($109,873,350/9,176,337 shares of
beneficial interest outstanding)                                      $11.97
                                                                      ======


NET ASSETS CONSIST OF:
 Paid-in capital                                              $  121,252,099
 Unrealized appreciation
 (depreciation) of investments                                    (4,665,011)
 Accumulated net realized
 gain (loss) on investments                                       (6,713,738)
                                                               --------------
       Total net assets                                       $  109,873,350
                                                               ==============

















See notes to financial statements

NEW CENTURY CAPITAL PORTFOLIO
STATEMENT OF OPERATIONS
Year ended October 31, 2001


NET INVESTMENT LOSS
    Income
       Interest                                                 $     143,312
       Dividends                                                      597,228

          Total investment income                                     740,540

    Expenses
       Investment advisory fees (Note 2)                            1,228,438
       Distribution costs (Note 3)                                    204,502
       Administration fee (Note 2)                                     70,288
       Custody and accounting fees                                     62,952
       Legal and audit fees                                            51,228
       Transfer agent fees                                             43,029
       Trustees' fees and expenses                                     15,034
       Other                                                           10,381
                                                                 -------------
          Total expenses                                            1,685,852

             Net investment loss                                     (945,312)


REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss)
    on investments                                                (12,076,665)
    Capital gain distributions
    from regulated investment companies                             7,876,697
    Net change in unrealized appreciation
   (depreciation) of investments during the year                  (37,778,131)
                                                                 -------------

  Net realized and
  unrealized gain (loss) on investments                           (41,978,099)
                                                                 -------------

  Net increase (decrease) in net
  assets resulting from operations                              $ (42,923,411)
                                                                 =============










See notes to financial statements

NEW CENTURY CAPITAL PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
Years ended October 31,



INCREASE (DECREASE) IN NET ASSETS
                                                                                2001                    2000
                                                                                ----                    ----
OPERATIONS
    Net investment income (loss)                                           $    (945,312)      $   (1,218,653)
    Net realized gain (loss) on investments                                  (12,076,665)           6,732,238
    Capital gain distributions from regulated investment companies             7,876,697            5,531,039
    Net change in unrealized appreciation (depreciation) of investments      (37,778,131)           5,675,206
                                                                           -------------       --------------
       Net increase (decrease) in net assets resulting from operations       (42,923,411)          16,719,830

DISTRIBUTIONS TO SHAREHOLDERS
    Realized gains on investments
    ($1.38 and $1.17 per share, respectively)                                (12,010,292)          (8,444,754)

CAPITAL SHARE TRANSACTIONS
    Increase in net assets from capital share transactions (a)                 8,138,828           27,810,437
                                                                           -------------       --------------

          TOTAL INCREASE (DECREASE) IN NET ASSETS                            (46,794,875)          36,085,513

NET ASSETS
    Beginning of year (Note 1)                                               156,668,225          120,582,712
                                                                           -------------       --------------

    End of year                                                            $ 109,873,350       $  156,668,225
                                                                           =============       ==============



(a) Summary of capital share transactions is as follows:




                                                         2001                                 2000
                                           -------------------------------      -----------------------------
                                                Shares              Value             Shares           Value
Shares sold                                     875,462     $   12,666,760         1,331,336     $ 25,549,506
Shares issued on
    reinvestment of distributions               753,826         11,483,224           430,764        8,020,828
                                            -----------     --------------       -----------     ------------
                                              1,629,288         24,149,984         1,762,100       33,570,334
Shares redeemed                              (1,121,470)       (16,011,156)         (309,905)      (5,759,897)
                                            ------------   ---------------     -------------   ---------------
    Net increase                                507,818     $    8,138,828         1,452,195     $ 27,810,437
                                            ===========     ==============       ===========     ============









See notes to financial statements

NEW CENTURY CAPITAL PORTFOLIO
FINANCIAL HIGHLIGHTS



(For a Share Outstanding Throughout each Year)


                                                      Years ended October 31,


                                                     2001         2000       1999         1998        1997
                                                  --------    ---------   ---------   ---------   ---------

PER SHARE OPERATING PERFORMANCE
    Net asset value, beginning of year              $18.07      $16.71      $ 14.30     $ 14.67     $ 13.51
                                                    ------      ------      -------     -------     -------

    Income (loss) from investment operations
       Net investment income (loss)                  (0.10)      (0.14)       (0.14)      (0.09)      (0.10)
       Net gain (loss) on securities
          (both realized and unrealized)             (4.62)       2.67         4.08        1.18        3.29
                                                    ------      ------      -------     -------     -------
          Total from investment operations           (4.72)       2.53         3.94        1.09        3.19
                                                    ------      ------      -------     -------     -------

    Less distributions
       Distributions from capital gains              (1.38)      (1.17)       (1.53)      (1.46)      (2.03)
                                                    ------      ------      -------     -------     -------

    Net asset value, end of year                    $11.97      $18.07      $ 16.71     $ 14.30     $ 14.67
                                                    ======      ======      =======     =======     =======

TOTAL RETURN                                        (27.77)   %  14.92      % 28.94  %     7.97  %    27.22 %

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year (in thousands)        $109,873    $156,668     $ 120,583   $  90,164  $  78,391
    Ratio of expenses to
       average net assets                             1.29  %     1.27%       1.39%      1.44 %      1.43 %
    Ratio of net investment loss to
       average net assets                           (0.72)  %    (0.80)%     (0.91)%    (0.67) %    (0.76) %
    Portfolio turnover                                  70  %        51%         64%       102 %        93 %







See notes to financial statements

NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 2001


Issuer                                            Shares              Value

INVESTMENT COMPANIES - 98.2%

Growth Funds - 21.1%
Fortis Capital                                    54,407         $    774,211
iShares Dow Jones U.S. Healthcare Index           17,900            1,089,752
iShares Russell 1000 Growth                       62,800            2,937,784
iShares S&P 100                                   17,500              958,300
iShares S&P 500/Barra Growth                      26,200            1,428,686
Goldman Sachs Growth Opportunities A              48,379              801,645
S&P Mid-Cap Depository Receipts                   10,580              874,437
Scudder-Dreman High Return Equity                175,845            6,142,266
                                                                  ------------
                                                                   15,007,081

Growth and Income Funds - 21.0%
Franklin Mutual Shares Z                         101,753            1,940,431
iShares S&P Mid-Cap 400/Barra Value               11,300              909,198
iShares S&P 500 Index                             21,200            2,244,232
SEI Index S&P 500 E                               76,038            2,489,487
Van Kampen Equity Income                         140,252            1,002,805
Vanguard 500 Index                                57,443            5,621,325
Whitehall Growth and Income                       57,418              754,473
                                                                   ------------
                                                                   14,961,951
Small Company Funds - 5.7%
AIM Small-Cap Growth                              56,111            1,261,950
Legg Mason U.S. Small-Cap Value                  162,887            1,490,419
State Street Research Aurora                      44,920            1,275,277
                                                                  ------------
                                                                    4,027,646

Convertible Security Funds - 5.0%
MainStay Convertible                             198,562            2,182,199
National Convertible Securities                   92,958            1,419,475
                                                                   ------------
                                                                    3,601,674

Foreign Stock Funds - 3.3%
Artisan International                             70,070            1,215,006
Long Leaf Partners International                  83,785            1,116,011
                                                                  ------------
                                                                    2,331,017

General Corporate Bond Funds - 4.9%
Strong Corporate Bond                            320,728            3,463,862
                                                                  ------------


Government Treasury Bond Funds - 16.0%
American Century Benham -
Target Maturities 2005                            28,515            2,570,604
American Century Benham -
Target Maturities 2010                            57,618            4,229,774
American Century Benham -
Target Maturities 2025                           127,188            4,630,932
                                                                  ------------
                                                                   11,431,310

High Quality Bond Funds - 5.0%
Dodge & Cox Income                               284,483            3,570,259
                                                                  ------------




See notes to financial statements

NEW CENTURY BALANCED PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 2001



Issuer                                             Shares               Value

High Yield Bonds - 8.2%
Columbia High Yield                                229,032        $  2,029,221
PIMCO High Yield                                   165,210           1,543,059
Strong Short-Term High Yield Bond                  261,786           2,337,744
                                                                   ------------
                                                                     5,910,024

Worldwide Bond Funds - 8.0%
Payden-Global Fixed Income                         142,143           1,472,597
PIMCO Foreign Bond Institutional                   395,335           4,210,318
                                                                   ------------
                                                                     5,682,915


Total investment companies (Cost $69,631,973)         98.2%         69,987,739
Cash and other assets in excess of liabilities         1.8           1,262,878
                                                     ------       ------------

       Net assets                                    100.0%       $ 71,250,617
                                                    ======        ============



Cost  for  federal  income  tax at  October  31,  2001
was  $69,631,973  and net
unrealized appreciation consisted of:

 Gross unrealized appreciation                                   $  3,104,694
 Gross unrealized depreciation                                     (2,748,928)
                                                                  ------------
       Net unrealized appreciation                               $    355,766
                                                                  ============













See notes to financial statements

NEW CENTURY BALANCED PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2001


ASSETS
    Investments, at value (Cost $69,631,973)
    (Note 1A)                                                    $ 69,987,739
    Cash                                                            1,335,198
    Receivables for
       Dividends and interest                                          2,862
    Prepaid expenses                                                  15,847

          Total assets                                            71,341,646


LIABILITIES
    Accrued expenses                                                  91,029

NET ASSETS
    (applicable to 6,279,554 outstanding
     shares; unlimited number
     of shares of beneficial interest
     authorized, $.01 par value.)                               $ 71,250,617
                                                                 ============


Net asset value, offering price
and redemption price per share
($71,250,617/6,279,554 shares
 of beneficial interest outstanding)                                  $11.35
                                                                      ======

NET ASSETS CONSIST OF:
    Paid-in capital                                             $ 73,467,853
    Unrealized appreciation
    (depreciation) of investments                                    355,766
    Accumulated net realized gain
    (loss) on investments                                         (2,573,002)
                                                                 ------------
       Total net assets                                         $ 71,250,617
                                                                ============











See notes to financial statements

NEW CENTURY BALANCED PORTFOLIO
STATEMENT OF OPERATIONS
Year ended October 31, 2001


NET INVESTMENT INCOME
    Income
       Dividends                                               $    2,391,333
       Interest                                                        81,486
                                                                 -------------
          Total investment income                                   2,472,819

    Expenses
       Investment advisory fees (Note 2)                              736,611
       Distribution costs (Note 3)                                    174,695
       Custody and accounting fees                                     57,703
       Administration fee (Note 2)                                     41,510
       Transfer agent fees                                             32,883
       Legal and audit fees                                            29,160
       Other                                                           16,639
       Trustees' fees and expenses                                      8,781
                                                                 --------------
          Total expenses                                            1,097,982


             Net investment income                                  1,374,837

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments                            (3,841,406)
Capital gain distributions from
regulated investment companies                                      2,321,297
Net change in unrealized appreciation
(depreciation) of investments during the year                      (8,766,169)
                                                                --------------

 Net realized and unrealized
  gain (loss) on investments                                      (10,286,278)
                                                                --------------

Net increase (decrease)
in net assets resulting from operations                        $   (8,911,441)
                                                                ==============













See notes to financial statements

NEW CENTURY BALANCED PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS
Years ended October 31,


INCREASE (DECREASE) IN NET ASSETS



                                                                                    2001                2000
                                                                                    ----                ----
OPERATIONS
    Net investment income (loss)                                              $  1,374,837       $  1,154,060
    Net realized gain (loss) on investments                                     (3,841,406)           758,174
    Capital gain distributions from regulated investment companies               2,321,297          2,163,980
    Net change in unrealized appreciation (depreciation) of investments         (8,766,169)         2,557,901
                                                                              ------------       ------------
       Net increase (decrease) in net assets resulting from operations          (8,911,441)         6,634,115

DISTRIBUTIONS TO SHAREHOLDERS
    Net investment income
       ($0.23 and $0.22 per share, respectively)                                (1,374,837)        (1,154,060)
    Realized gains on investments
       ($0.58 and $0.95 per share, respectively)                                (3,371,548)        (4,665,509)

CAPITAL SHARE TRANSACTIONS
    Increase in net assets from capital share transactions (a)                   5,355,054         13,017,563
                                                                              ------------       ------------

          TOTAL INCREASE (DECREASE) IN NET ASSETS                               (8,302,772)        13,832,109

NET ASSETS
    Beginning of year (Note 1)                                                  79,553,389         65,721,280
                                                                              ------------       ------------

    End of year                                                               $ 71,250,617       $ 79,553,389
                                                                              ============       ============





(a) Summary of capital share transactions is as follows:





                                                                      2001                            2000
                                                ---------------------------      ----------------------------
                                                   Shares             Value           Shares            Value
Shares sold                                        667,481     $  7,924,397        1,021,162     $ 12,659,852
Shares issued on
    reinvestment of distributions                  353,246        4,377,524          412,023        5,252,025
                                               -----------     ------------      -----------     ------------
                                                 1,020,727       12,301,921        1,433,185       17,911,877
Shares redeemed                                   (573,350)      (6,946,867)        (497,548)      (4,894,314)
                                               ------------   ---------------   --------------   ---------------
    Net increase                                   447,377     $  5,355,054          935,637     $ 13,017,563
                                               ===========     ============      ===========     ============







See notes to financial statements

NEW CENTURY BALANCED PORTFOLIO
FINANCIAL HIGHLIGHTS


(For a Share Outstanding Throughout each Year)

                                                      Years ended October 31,



                                                      2001        2000        1999        1998        1997
                                                   ---------   ---------   ---------   ---------   ---------

PER SHARE OPERATING PERFORMANCE
    Net asset value, beginning of year              $13.64      $13.42      $ 12.83     $ 13.23     $ 12.21
                                                    ------      ------      -------     -------     -------

    Income (loss) from investment operations
       Net investment income (loss)                   0.23        0.22         0.20        0.21        0.21
       Net gain (loss) on securities
          (both realized and unrealized)             (1.71)       1.17         1.68        0.66        2.01
                                                    ------      ------      -------     -------     -------
          Total from investment operations           (1.48)       1.39         1.88        0.87        2.22
                                                    ------      ------      -------     -------     -------

    Less distributions
       Dividends from net investment income          (0.23)      (0.22)       (0.20)      (0.21)      (0.21)
       Distributions from capital gains              (0.58)      (0.95)       (1.09)      (1.06)      (0.99)
                                                    ------      ------      -------     -------     -------
          Total distributions                        (0.81)      (1.17)       (1.29)      (1.27)      (1.20)
                                                    ------      ------      -------     -------     -------

    Net asset value, end of year                    $11.35      $13.64      $ 13.42     $ 12.83     $ 13.23
                                                    ======      ======      =======     =======     =======

TOTAL RETURN                                        (11.21)   %  10.26      % 15.26  %     6.97   %   19.64 %

RATIOS/SUPPLEMENTAL DATA
    Net assets, end of year (in thousands)         $71,251     $ 79,553    $ 65,721    $ 56,190    $ 48,893
    Ratio of expenses to
       average net assets                             1.49  %      1.40%       1.46%      1.46 %      1.41 %
    Ratio of net investment income to
       average net assets                             1.87  %      1.51%       1.45%      1.51 %      1.58 %
    Portfolio turnover                                  69  %        43%         60%        59 %        80 %








See notes to financial statements

NEW CENTURY AGGRESSIVE PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 2001


Issuer                                              Shares            Value

INVESTMENT COMPANIES - 99.8%

Large-Cap Funds - 31.2%
iShares Russell 1000 Growth Index                   4,200        $   196,476
iShares S&P 500 Index                               1,000            105,860
Profunds UltraOTC                                     562             15,309
Smith Barney Aggressive Growth                      3,010            257,701
                                                                   -----------
                                                                     575,346

Mid-Cap Funds - 15.4%
Federated Kaufman                                  49,711            210,280
S&P 400 Mid-Cap Depository Receipts                   902             74,550
                                                                   -----------
                                                                     284,830

Sector Funds - 45.6%
AMEX Financial Select Sector SPDR                   7,778            189,239
AMEX Technology Select Sector SPDR                 12,068            257,652
Biotech HOLDRs                                      1,600            202,480
T. Rowe Price Health Science                       10,152            191,767
                                                                  -----------
                                                                     841,138
Small-Cap Funds - 7.6%
iShares Russell 2000 Growth Index                   2,800            140,643
                                                                  -----------


Total investment companies (Cost $2,008,004)         99.8%         1,841,957
Cash and other assets in excess of liabilities        0.2%             4,364
                                                   --------       -----------
       Net assets                                   100.0%       $ 1,846,321
                                                   ========      ===========

Cost  for  federal  income  tax at
October  31,  2001  was  $2,008,004  and net
unrealized depreciation consisted of:

       Gross unrealized appreciation                             $    23,760
       Gross unrealized depreciation                                (189,807)
                                                                  -----------
       Net unrealized depreciation                               $  (166,047)
                                                                  ===========








See accompanying notes

NEW CENTURY AGGRESSIVE PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2001


ASSETS
 Investments, at value (Cost $2,008,004)
 (Note 1A)                                                       $ 1,841,957
  Cash                                                                 4,936
  Receivables for
     Dividends and interest                                              967
     Capital stock sold                                                   50
    Other assets                                                       6,330

          Total assets                                             1,854,240


LIABILITIES
    Accrued expenses                                                   7,919

NET ASSETS
    (applicable to 250,438
    outstanding shares; unlimited number
    of shares of beneficial
    interest authorized, $.01 par value.)                        $ 1,846,321
                                                                  ===========


Net asset value, offering price
and redemption price per share
($1,846,321/250,438
shares of beneficial interest outstanding)                             $7.37
                                                                       =====

Net assets consist of:
    Paid-in capital                                              $ 2,270,475
    Unrealized appreciation
    (depreciation) of investments                                   (166,047)
    Accumulated net realized
    gain (loss) on investments                                      (258,107)
                                                                  -----------
       Total net assets                                          $ 1,846,321
                                                                  ===========









See accompanying notes

NEW CENTURY AGGRESSIVE PORTFOLIO
STATEMENT OF OPERATIONS
Year ended October 31, 2001


NET INVESTMENT LOSS
    Income
       Interest                                                   $    2,374
       Dividends                                                       5,483
                                                                   -----------
          Total investment income                                      7,857

    Expenses
       Custody and accounting fees                                    34,352
       Transfer agent fees                                            21,403
       Investment advisory fees (Note 2)                              13,999
       Administration fee (Note 2)                                     4,932
       Other                                                           4,163
       Distribution costs (Note 3)                                     3,288
       Trustees' fees and expenses                                       600
       Legal and audit fees                                              270
                                                                   ----------
          Total expenses                                              83,007
       Less expenses reimbursed (Note 2)                             (62,008)
                                                                   ----------
          Net expenses                                                20,999

             Net investment loss                                     (13,142)



REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
 Net realized gain (loss) on investments                             (261,651)
 Capital gain distributions from
 regulated investment companies                                         7,084
 Net change in unrealized
appreciation (depreciation) of investments during the year           (166,047)
                                                                    ----------
Net realized and unrealized
gain (loss) on investments                                           (420,614)
                                                                    ----------

Net increase (decrease) in
net assets resulting from operations                               $ (433,756)
                                                                    ==========












See accompanying notes

NEW CENTURY AGGRESSIVE PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS


INCREASE (DECREASE) IN NET ASSETS



                                                                                                   Year ended
                                                                                                  October 31,
                                                                                                        2001
OPERATIONS
    Net investment income (loss)                                                                 $   (13,142)
    Net realized gain (loss) on investments                                                         (261,651)
    Capital gain distributions from regulated investment companies                                     7,084
    Net change in unrealized appreciation (depreciation) of investments                             (166,047)
                                                                                                 -----------
       Net increase (decrease) in net assets resulting from operations                              (433,756)

CAPITAL SHARE TRANSACTIONS
    Increase in net assets from capital share transactions (a)                                     2,280,077
                                                                                                 -----------

          TOTAL INCREASE (DECREASE) IN NET ASSETS                                                  1,846,321

NET ASSETS
    Beginning of year (Note 1)                                                                            -
                                                                                                 -----------

    End of year                                                                                  $ 1,846,321
                                                                                                 ===========




(a) Summary of capital share transactions is as follows:



                                                                 Year ended
                                                             October 31, 2001

                                                        Shares          Value


Shares sold                                           251,091      $ 2,285,907
Shares issued on
reinvestment of distributions                           -                  -
                                                     ---------      -----------
                                                      251,091        2,285,907
Shares redeemed                                          (653)          (5,830)
                                                     ---------     ------------
    Net increase                                      250,438      $ 2,280,077
                                                     =========      ===========







See accompanying notes

NEW CENTURY AGGRESSIVE PORTFOLIO
FINANCIAL HIGHLIGHTS



(For a Share Outstanding Throughout the Year)

                                                                  Year Ended
                                                             October 31, 2001


PER SHARE OPERATING PERFORMANCE
  Net asset value, beginning of year                               $   10.00
                                                                   ---------

Income (loss) from investment operations
 Net investment income (loss)                                          (0.07)
 Net gain (loss) on securities
  (both realized and unrealized)                                       (2.56)
                                                                    ---------
          Total from investment operations                             (2.63)

    Net asset value, end of year                                   $    7.37
                                                                    =========

TOTAL RETURN                                                          (26.30)%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year (in thousands)                            $   1,846
 Ratio of expenses to average net assets
 Before expense reimbursement and waived fees                           5.90 %
 After expense reimbursement and waived fees                            1.50 %

 Ratio of net investment loss to average net assets
   Before expense reimbursement and waived fees                        (5.35) %
   After expense reimbursement and waived fees                         (0.95) %


       Portfolio turnover                                                 86 %










See accompanying notes
                                      -20-

NEW CENTURY INTERNATIONAL PORTFOLIO
PORTFOLIO OF INVESTMENTS
October 31, 2001


Issuer                                                Shares           Value

INVESTMENT COMPANIES - 99.1%

Americas Funds - 13.4%
iShares MSCI Canada Index                               4,800       $  46,176
iShares MSCI Mexico Index                               4,000          52,040
                                                                    ---------
                                                                       98,216

Asia/Pacific Funds - 22.3%
iShares MSCI Australia Index                           11,200          98,336
iShares MSCI Japan Index                                7,706          64,645
                                                                     ---------
                                                                      162,981

Diversified Funds - 44.1%
iShares MSCI EAFE Index                                 1,200         137,784
Longleaf International Partners                         7,594         101,151
Oakmark International                                   2,774          36,118
Oakmark International Small-Cap                         4,597          47,440
                                                                      ---------
                                                                      322,493
Europe Funds - 19.3%
iShares MSCI Switzerland Index                          1,785          21,848
iShares MSCI United Kingdom Index                       4,948          70,579
iShares EMU Index                                         936          48,438
                                                                     ---------
                                                                      140,865


 Total investment companies (Cost $813,005)             99.1%         724,555
 Cash and other assets in excess of liabilities          0.9%           6,576
                                                      --------      ---------

       Net assets                                      100.0%       $ 731,131
                                                      ========      =========



Cost for federal  income tax at
October 31, 2001 was $813,005
and net unrealized
depreciation consisted of:

  Gross unrealized appreciati                                      $   4,258
  Gross unrealized depreciation                                      (92,708)
                                                                    ---------
       Net unrealized depreciation                                 $ (88,450)
                                                                   =========









See accompanying notes

NEW CENTURY INTERNATIONAL PORTFOLIO
STATEMENT OF ASSETS AND LIABILITIES
October 31, 2001


ASSETS
 Investments, at value (Cost $813,005)
  (Note 1A)                                                      $  724,555
   Cash                                                               7,169
    Receivables for
       Dividends and interest                                            27
    Other assets                                                      5,498

          Total assets                                              737,249


LIABILITIES
    Accrued expenses                                                  6,118

NET ASSETS
    (applicable to 98,651 outstanding
     shares; unlimited number
     of shares of beneficial
     interest authorized, $.01 par value.)                       $  731,131
                                                                 ==========



Net asset value, offering price and
redemption price per share
($731,131/98,651 shares
of beneficial interest outstanding)                                   $7.41
                                                                      =====


Net assets consist of:
    Paid-in capital                                              $  927,931
    Unrealized appreciation
  (depreciation) of investments                                     (88,450)
    Accumulated net realized gain
  (loss) on investments                                            (108,350)
                                                                   ----------


    Total net assets                                             $  731,131
                                                                  ==========











See accompanying notes

NEW CENTURY INTERNATIONAL PORTFOLIO
STATEMENT OF OPERATIONS
Year ended October 31, 2001


NET INVESTMENT LOSS
    Income
       Interest                                                   $    1,287
       Dividends                                                       5,460
                                                                  ------------
          Total investment income                                      6,747

    Expenses
       Custody and accounting fees                                    33,412
       Transfer agent fees                                            21,402
       Investment advisory fees (Note 2)                               6,703
       Other                                                           4,684
       Administration fee (Note 2)                                     4,553
       Distribution costs (Note 3)                                     1,704
       Legal and audit fees                                              149
       Trustees' fees and expenses                                        66
                                                                    ----------
          Total expenses                                              72,673
       Less expenses reimbursed (Note 2)                             (62,619)
                                                                   ----------
          Net expenses                                                10,054

             Net investment loss                                      (3,307)

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
  Net realized gain (loss) on investments                           (108,350)
  Net change in unrealized appreciation
  (depreciation) of investments during the year                      (88,450)
                                                                   ----------
  Net realized and unrealized gain
  (loss) on investments                                             (196,800)
                                                                   ----------

  Net increase (decrease) in net assets
  resulting from operations                                       $ (200,107)
                                                                   ==========









See accompanying notes

NEW CENTURY INTERNATIONAL PORTFOLIO
STATEMENT OF CHANGES IN NET ASSETS



INCREASE (DECREASE) IN NET ASSETS


                                                                  Year ended
                                                                  October 31,
                                                                     2001


OPERATIONS
 Net investment income (loss)                                    $    (3,307)
 Net realized gain (loss) on investments                            (108,350)
 Net change in unrealized appreciation
 (depreciation) of investments                                       (88,450)
                                                                   -----------
 Net increase (decrease) in net
  assets resulting from operations                                  (200,107)

CAPITAL SHARE TRANSACTIONS
    Increase in net assets from
    capital share transactions (a)                                   931,238
                                                                  -----------

   TOTAL INCREASE (DECREASE) IN NET ASSETS                           731,131



NET ASSETS
    Beginning of year (Note 1)                                          -
                                                                   -----------

    End of year                                                  $   731,131
                                                                   ===========





(a) Summary of capital share transactions is as follows:

                                                             Year ended
                                                           October 31, 2001

                                                       Shares            Value

Shares sold                                           109,394      $ 1,023,493
Shares issued on
reinvestment of distributions                          -                  -
                                                     ---------      -----------
                                                      109,394        1,023,493
Shares redeemed                                       (10,743)         (92,255)
                                                     -----------  -------------
    Net increase                                       98,651      $   931,238
                                                    =========      ===========










See accompanying notes

NEW CENTURY INTERNATIONAL PORTFOLIO
FINANCIAL HIGHLIGHTS



(For a Share Outstanding Throughout the Year)

                                                               Year Ended
                                                            October 31, 2001


PER SHARE OPERATING PERFORMANCE
    Net asset value, beginning of year                            $   10.00
                                                                   ---------

Income (loss) from investment operations
 Net investment income (loss)                                        (0.04)
 Net gain (loss) on securities
  (both realized and unrealized)                                     (2.55)
                                                                   ---------
    Total from investment operations                                 (2.59)

    Net asset value, end of year                                 $    7.41
                                                                  =========

TOTAL RETURN                                                        (25.90)%

RATIOS/SUPPLEMENTAL DATA
 Net assets, end of year (in thousands)                          $     731
 Ratio of expenses to average net assets
 Before expense reimbursements and waived fees                       10.81 %
 After expense reimbursement and waived fees                          1.50 %

 Ratio of net investment loss to average net assets
 Before expense reimbursement and waived fees                        (9.81) %
 After expense reimbursement and waived fees                         (0.50) %


       Portfolio turnover                                               83 %






See accompanying notes

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
October 31, 2001


(1)   SIGNIFICANT ACCOUNTING POLICIES

      New Century Portfolios ("New Century") is organized as a Massachusetts Business Trust which is registered under the Investment Company Act of 1940, as amended, as an open-end diversified management investment company and currently offers shares of four series: New Century Capital Portfolio, New Century Balanced Portfolio, New Century Aggressive Portfolio and New Century International Portfolio (together, "the Portfolios"). New Century Aggressive Portfolio and New Century International Portfolio commenced operations on November 1, 2000.

      The investment objective of the New Century Capital Portfolio is to provide capital growth, with a secondary objective to provide income while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign). The investment objective of New Century Balanced Portfolio is to provide income, with a secondary objective to provide capital growth while managing risk. This Portfolio seeks to achieve its objectives by investing primarily in shares of other registered investment companies that emphasize investments in equities (domestic and foreign), and fixed income securities (domestic and foreign). The investment objective of the New Century Aggressive Portfolio is to provide capital growth, without regard to current income, while managing risk. The Aggressive Portfolio seeks to achieve the objective by investing primarily in shares of registered investment companies that emphasize investments in equities (domestic and foreign). The investment objective of the New Century International Portfolio is to provide capital growth, with a secondary objective to provide income, while managing risk. The International Portfolio seeks to achieve these objectives by investing primarily in shares of registered investment companies that emphasize investments in equities and fixed income securities (foreign, worldwide, emerging markets and domestic).

      The price of shares of these Portfolios fluctuates daily and there are no assurances that the Portfolios will be successful in achieving their stated investment objectives. The following is a summary of significant accounting policies consistently followed by the Portfolios in the preparation of their financial statements.

      A.  Investment Valuation
          Investments, representing primarily capital stock of other open-end investment companies, are valued at their net asset value as reported by such companies. In the absence of readily available market quotations, investments are valued at fair value as determined by the Board of Trustees. Short-term investments are valued at amortized cost which approximates market value.

      B.  Federal Income Taxes
          It is the policy of each Portfolio to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of their taxable income to their shareholders in a manner which results in no tax to the Portfolios. Therefore, no federal income or excise tax provision is required.

      C.  Investment Transactions
          Investment transactions are recorded on a trade date basis. Realized gains and losses from investment transactions are determined using the specific identification method.

      D.  Income Recognition
          Interest, if any, is accrued on portfolio investments daily. Dividend income is recorded on the ex-dividend date.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
October 31, 2001


      E.  Cost of Operations
          The Portfolios bear all costs of their operations other than expenses specifically assumed by Weston Financial Group, Inc. (the "Advisor"). Expenses directly attributable to a Portfolio are charged to that Portfolio; other expenses are allocated proportionately among each Portfolio in relation to the net assets of each Portfolio.

      F.  Use of Estimates
          In preparing financial statements in accordance with generally accepted accounting principles, management is required to make estimates and assumptions that affect the reported amount of assets and liabilities and the disclosure of contingent assets and liabilities at the date of the financial statements, and revenues and expenses during the reporting period.
          Actual results could differ from those estimates.


(2)   INVESTMENT ADVISORY FEE, ADMINISTRATIVE AGREEMENT AND TRUSTEES' FEE

      Fees paid by the Portfolios pursuant to an Investment Advisory Agreement with the Advisor are computed daily and paid monthly at an annualized rate of 1% on the first $100 million of average daily assets and .75% of net assets exceeding that amount. The advisory fees are based on the net assets of each of the Portfolios separately, and not on the total net assets of the series.

      The Advisor has agreed to limit the total expenses (excluding interest, taxes, brokerage and extraordinary expenses) to an annual rate of 1.50% of the Aggressive Portfolio's average net assets and to an annual rate of 1.50% of the International Portfolio's average net assets, in each case until October 31, 2001. This fee waiver may be terminated at any time after October 31, 2001. For the year ended October 31, 2001, the Advisor waived fees of $62,008 and $62,619 for the Aggressive Portfolio and International Portfolio, respectively.

      Fees paid by the Portfolio pursuant to an Administration Agreement with the Advisor to administer the ordinary course of the Portfolios' business are paid monthly from a detail of actual expenses incurred in the overseeing of the Portfolios' affairs.
      All expenses incurred overseeing the Portfolios' affairs are reimbursed monthly.

      The Portfolios pay each Trustee who is not affiliated with the Advisor $8,000 annually.


(3)   DISTRIBUTION PLAN AND OTHER TRANSACTIONS WITH AFFILIATES

      The Portfolios have adopted a Distribution Plan (the "Plan") under Section 12(b) of the Investment Company Act of 1940 and Rule 12(b)-1 thereunder. Under the Plan, each Portfolio may pay up to .25% of its average daily net assets to Weston Securities Corporation (the "Distributor") for activities primarily intended to result in the sale of shares. Under its terms, the Plan shall remain in effect from year to year, provided such continuance is approved annually by a vote of a majority of the Trustees and a majority of those Trustees who are not "interested persons" of the Portfolios and who have no direct or indirect financial interest in the operation of the Plan or in any agreement related to the Plan.

      During the year ended October 31, 2001, the Distributor received sales commissions and other compensation of $95,605, $32,935, $139 and $0 in connection with the purchase of investment company shares by New Century Capital Portfolio, New Century Balanced Portfolio, New Century Aggressive Portfolio and New Century International Portfolio, respectively. The Distributor has voluntarily agreed to waive payments made by each Portfolio pursuant to the distribution plans in amounts equal to the sales commissions and other compensation.

      Certain officers and trustees are also officers and/or directors of the Advisor and the Distributor.

NEW CENTURY PORTFOLIOS
NOTES TO FINANCIAL STATEMENTS
October 31, 2001


(4)   INVESTMENT TRANSACTIONS

      For the year ended October 31, 2001, the cost of purchases and the proceeds from sales of securities other than short-term notes were as follows:

                                                Purchases              Sales

 New Century Capital Portfolio               $  104,601,205       $  88,750,611
 New Century Balanced Portfolio              $   68,175,461       $  49,278,915
 New Century Aggressive Portfolio            $    3,513,125       $   1,243,469
 New Century International Portfolio         $    1,489,369       $     568,014


(5)   TAX MATTERS

      New Century Capital Portfolio has a capital loss carry forward of $6,713,738 which expires in 2009.

      New Century Balanced Portfolio has a capital loss carry forward of $2,667,080 which expires in 2009.

      New Century Aggressive Portfolio has a capital loss carry forward of $258,107 which expires in 2009.

      New Century International Portfolio has a capital loss carry forward of $108,350 which expires in 2009

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS



To the Shareholders and Board of Trustees
New Century Portfolios
Wellesley, Massachusetts


We have audited the statements of assets and liabilities of New Century Portfolios (comprising, respectively, the New Century Capital Portfolio, the New Century Balanced Portfolio, the New Century Aggressive Portfolio and the New Century International Portfolio), including the portfolios of investments, as of October 31, 2001, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended or the period from commencement of operations to October 31, 2001, and the financial highlights for each of the five years in the period then ended or the period from commencement of operations to October 31, 2001. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with U.S. generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of October 31, 2001 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the portfolios constituting the New Century Portfolios as of October 31, 2001, the results of their operations, the changes in their net assets, and the financial highlights for each of the five years in the period then ended or the periods from commencement of operations to October 31, 2001, in conformity with U.S. generally accepted accounting principles.




                                       /S/   BRIGGS, BUNTING & DOUGHERTY, LLP

                                             BRIGGS, BUNTING & DOUGHERTY, LLP



Philadelphia, Pennsylvania
November 16, 2001

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Portfolios. This report is authorized for distribution to prospective investors in the Portfolios only if preceded or accompanied by an effective Prospectus which contains details concerning the management fee expense and other pertinent information.